Inventories	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Inventories

5 Inventories

Inventories are stated at the lower of the average cost of acquisition or production and their net realizable value. In the case of finished products and work in progress, cost includes an appropriate share of production overheads based on normal operating capacity, such as purchased raw materials, livestock purchase costs, livestock grow out costs (primarily feed, livestock grower pay and catch and haul costs), labor, manufacturing and production overheads. Biological assets are reclassified to work in progress inventory at the time of slaughter based on their carrying amounts, which is historical cost as described in accounting policies in Note 6 - Biological assets.

	December 31, 2025	December 31, 2024
Finished products	3,859,259	3,018,302
Work in process	546,473	492,015
Raw materials	1,015,266	847,909
Supplies	686,167	657,763
	6,107,165	5,015,989

In the year ended December 31, 2025 and 2024, the Company recognized adjustments to the net realizable value of inventories, including additions and write-offs recorded in the cost of goods sold, in the amounts of US$(18,160) and US$(13,957), respectively.